UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bingham Osborn & Scarborough, LLC
Address: 351 California Street, Suite 900

         San Francisco, CA  94104

13F File Number:  28-10638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carol Benz
Title:     Chief Operations Officer
Phone:     (415)-781-8535

Signature, Place, and Date of Signing:

     /s/  Carol Benz     San Francisco, CA     April 25, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     62

Form13F Information Table Value Total:     $196,675 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      461     5378 SH       SOLE                     5378        0        0
ACACIA RESH CORP               COMBIMTRX  COM   003881208       27    12339 SH       SOLE                    12339        0        0
ALLSTATE CORP                  COM              020002101      365     6761 SH       SOLE                     6761        0        0
ALLTEL CORP                    COM              020039103      221     4024 SH       SOLE                     4024        0        0
AMGEN INC                      COM              031162100      260     4467 SH       SOLE                     4467        0        0
ARGONAUT TECHNOLOGIES INC      COM              040175101       30    34000 SH       SOLE                    34000        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1046    23727 SH       SOLE                    23727        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      696        8 SH       SOLE                        8        0        0
BLACKROCK CA INSD MUN 2008 T   COM              09247G108      160    10000 SH       SOLE                    10000        0        0
BP PLC                         SPONSORED ADR    055622104      611     9799 SH       SOLE                     9799        0        0
CATERPILLAR INC DEL            COM              149123101      224     2453 SH       SOLE                     2453        0        0
CHEVRONTEXACO CORP             COM              166764100      999    17129 SH       SOLE                    17129        0        0
CISCO SYS INC                  COM              17275R102      501    27998 SH       SOLE                    27998        0        0
CITIGROUP INC                  COM              172967101     1141    25388 SH       SOLE                    25388        0        0
CONNETICS CORP                 COM              208192104      240     9500 SH       SOLE                     9500        0        0
DIAMONDS TR                    UNIT SER 1       252787106    11206   106729 SH       SOLE                   106729        0        0
ELAN PLC                       ADR              284131208      124    38127 SH       SOLE                    38127        0        0
EXXON MOBIL CORP               COM              30231G102     2513    42166 SH       SOLE                    42166        0        0
FAIR ISAAC CORP                COM              303250104      325     9423 SH       SOLE                     9423        0        0
GENERAL ELEC CO                COM              369604103     2825    78354 SH       SOLE                    78354        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      607     7643 SH       SOLE                     7643        0        0
INTEL CORP                     COM              458140100      426    18333 SH       SOLE                    18333        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      625     6836 SH       SOLE                     6836        0        0
ISHARES TR                     MSCI EAFE IDX    464287465    20071   126335 SH       SOLE                   126335        0        0
ISHARES TR                     S&P 500 INDEX    464287200    56190   476916 SH       SOLE                   476916        0        0
ISHARES TR                     RUSL 2000 VALU   464287630      616     3342 SH       SOLE                     3342        0        0
ISHARES TR                     RUSSELL 2000     464287655      201     1647 SH       SOLE                     1647        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2614    39727 SH       SOLE                    39727        0        0
ISHARES TR                     RUSSELL 1000     464287622     6724   105939 SH       SOLE                   105939        0        0
ISHARES TR                     DJ US UTILS      464287697      700     9813 SH       SOLE                     9813        0        0
ISHARES TR                     DJ US TECH SEC   464287721      917    20475 SH       SOLE                    20475        0        0
ISHARES TR                     GLDM SACHS TEC   464287549      751    17698 SH       SOLE                    17698        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      538     3387 SH       SOLE                     3387        0        0
JOHNSON & JOHNSON              COM              478160104     2684    39958 SH       SOLE                    39958        0        0
KIMBERLY CLARK CORP            COM              494368103      394     5998 SH       SOLE                     5998        0        0
MATTEL INC                     COM              577081102      390    18260 SH       SOLE                    18260        0        0
MAXYGEN INC                    COM              577776107      108    12637 SH       SOLE                    12637        0        0
MICROSOFT CORP                 COM              594918104      712    29460 SH       SOLE                    29460        0        0
NASDAQ 100 TR                  UNIT SER 1       631100104    20638   564329 SH       SOLE                   564329        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      237     3325 SH       SOLE                     3325        0        0
OPENTV CORP                    CL A             G67543101       99    34777 SH       SOLE                    34777        0        0
ORACLE CORP                    COM              68389X105      199    15921 SH       SOLE                    15921        0        0
PEPSICO INC                    COM              713448108      232     4369 SH       SOLE                     4369        0        0
PFIZER INC                     COM              717081103      727    27681 SH       SOLE                    27681        0        0
PROCTER & GAMBLE CO            COM              742718109      733    13821 SH       SOLE                    13821        0        0
QUALCOMM INC                   COM              747525103      269     7340 SH       SOLE                     7340        0        0
ROYAL DUTCH PETE CO            NY REG EUR .56   780257804      344     5735 SH       SOLE                     5735        0        0
SCHWAB CHARLES CORP NEW        COM              808513105      201    19127 SH       SOLE                    19127        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      637    21857 SH       SOLE                    21857        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     2194   112176 SH       SOLE                   112176        0        0
SPDR TR                        UNIT SER 1       78462F103    46068   390543 SH       SOLE                   390543        0        0
STELLENT INC                   COM              85856W105     1510   179542 SH       SOLE                   179542        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104      265     6195 SH       SOLE                     6195        0        0
SYSCO CORP                     COM              871829107      257     7192 SH       SOLE                     7192        0        0
UNIONBANCAL CORP               COM              908906100      764    12476 SH       SOLE                    12476        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      239     2351 SH       SOLE                     2351        0        0
US BANCORP DEL                 COM NEW          902973304      313    10857 SH       SOLE                    10857        0        0
VERIZON COMMUNICATIONS         COM              92343V104      261     7355 SH       SOLE                     7355        0        0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100      269    10128 SH       SOLE                    10128        0        0
WELLS FARGO & CO NEW           COM              949746101      390     6520 SH       SOLE                     6520        0        0
WESTAMERICA BANCORPORATION     COM              957090103      328     6329 SH       SOLE                     6329        0        0
ZIMMER HLDGS INC               COM              98956P102      258     3313 SH       SOLE                     3313        0        0